COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12.     COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group has entered into lease agreements for its business operations. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at June 30, 2021 were as follows:

Twelve months ending June 30,	Minimum lease payment
	RMB	US$
	(Unaudited)	(Unaudited)
2022	3,213	498
2023	2,696	418
2024	3,561	552
2025	4,425	685
2026	4,447	689
2027 and thereafter	8,988	1,392
Total	27,330	4,234

(b)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2020 and June 30, 2021, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.